Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
Jul. 31, 2012
Additional disclosures
Weighted-average grant date fair value (in dollars per share)	$ 0.18
Unrecognized non-cash compensation cost	$ 242,000
Weighted average period for recognition of unrecognized non-cash compensation cost	10 months 25 days
$0.18 - 0.40
Stock option activity by range of exercise prices
Exercise price, low end of the range (in dollars per share)	$ 0.18
Exercise price, high end of the range (in dollars per share)	$ 0.40
Number of Shares Outstanding	3,175,000
Weighted Average Contractual Life	7 years 6 months 11 days
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 0.24
Number of Shares Exercisable	1,962,500
Weighted Average Remaining Contractual Life	6 years 2 months 26 days
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0.23